Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
13.	Subsequent Events

The Company has evaluated its subsequent events through November 30, 2012, the date that the accompanying consolidated financial statements were available to be issued. Other than what has been disclosed in Note 11, the Company determined that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements, except for the following:

On October 30, 2012, the Company entered into an agreement with an entity located in Italy under which the Company agreed to fund a portion of certain product development costs incurred by that entity and the entity agreed to pay the Company for the use of a research and development machine. The Company has agreed to pay for 50% of a maximum of approximately $137,000 in product development costs to be incurred through January 2013. In addition, the Company will be paid $3,500 per month for the use of a research and development machine for the period November 1, 2012 to October 31, 2013.

12.	Subsequent Events

The Company has evaluated its subsequent events through August 24, 2012, the date that the accompanying consolidated financial statements were available to be issued. Other than what has been disclosed in Notes 7 and 8, the Company determined that there were no material subsequent events requiring adjustment to or disclosure in these consolidated financial statements except for the following:

On February 28, 2012, the Group entered into an exclusive distribution and license agreement for the Company’s technology and products in the dairy farming industry in the United States.

Subsequent to December 31, 2011, certain stockholders made additional loans to the Group to meet operational needs. These loans were made without provision for interest and do not have repayment terms or due dates. The total of these loans made to the Group subsequent to December 31, 2011 through August 24, 2012 is $1,545,000.

On July 23, 2012, the Company entered into a Subscription Agreement with Trinity Asset Management, (Proprietary) Limited (“Trinity”) in which Trinity agreed to purchase and the Company agreed to issue up to five million of new common shares authorized as approved by the board of directors in a series of subscriptions. Trinity also agreed to purchase up to one million common shares from the Company’s principal stockholder. Under this agreement, Trinity will purchase the common shares at a price of $1.00 per share and will pay the total subscription price of five million dollars on or before December 31, 2012. At the completion of the subscription and purchase of these shares, Trinity will own not less than 10.2% of the total common shares of the Company. The Company has received a total of $750,000 from Trinity pursuant to this agreement during the period from July 23 through August 24, 2012.